                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06044

Morgan Stanley European Growth Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY EUROPEAN GROWTH FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

For the Year Ended October 31, 2003

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2003

                                                MORGAN
                                               STANLEY
                                               CAPITAL
                                         INTERNATIONAL        LIPPER
                                                (MSCI)      EUROPEAN
CLASS    CLASS        CLASS      CLASS          EUROPE  REGION FUNDS
    A        B            C          D        INDEX(1)      INDEX(2)
--------------------------------------------------------------------
15.55%     15.02%     14.67%     15.81%          24.16%        24.62%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The European market followed trends in the U.S. and global markets closely, demonstrating two distinct phases. Geopolitical uncertainties such as the war with Iraq as well as downward trends throughout world economies continued to influence the European markets negatively. Within the region, concerns about core economies led to increasingly negative investor sentiment toward European assets. Germany, for instance, was bogged down by negative views on its competitive positioning with regard to labor laws and labor market flexibility.

In March, however, the market saw a dramatic reversal. With the surprisingly quick resolution to the Iraq conflict, macroeconomic indicators began a global upturn. At the same time, growing optimism in regional business centers led to a recovery in the European market, where many assets were perceived as oversold and undervalued. The sectors that had suffered most heavily during the bear market, such as information technology and other economically sensitive industries, were the ones to experience the sharpest recovery.

In addition, the European recovery was aided by the appreciation of its domestic currencies, led by the euro, against the U.S. dollar and Japanese yen. Since its introduction in 1999, the euro has generally performed poorly relative to other major currencies. This pattern reversed itself early in this period, however, in part due to a U.S. pullback from its "strong dollar" policy in an attempt to increase U.S. companies' ability to export and aid the national economy's recovery. The dollar's fall had a substantial impact on all dollar-based investors in European equities.

PERFORMANCE ANALYSIS

The Fund underperformed its benchmarks for the period, primarily based on stock selection and the Fund's defensive posture toward economically sensitive companies. The Fund's overall investment strategy emphasizes companies that are well positioned for consistent, long-term growth and less affected by cyclical factors. From a sector standpoint the Fund was overweighted in business services and consumer discretionary industries, relative to the MSCI Europe Index, both of which lagged in the period's rally, which was one involving more-speculative issues. While the portfolio gained from its overweighted position in industrials, relative to the MSCI Europe Index, we focused on the sector's least-cyclical elements, which lagged other industrials and capital goods.

Health care and information technology stocks emerged as negative contributors. Our overweighted position in information technologies, relative to the

MSCI Europe Index, was successful, but the Fund's stocks underperformed.
Because the technology sector recovered so sharply, the companies that were weakest from the perspective of sustained growth benefited the most. The Fund's investment philosophy leads its managers to avoid exposure to the risks involved with these volatile companies, and therefore our information technology picks lagged.

Several positions proved very successful, however, led by top performers Adecco and Phillips Electronics. Our holdings of Adecco, the world's largest temporary employment agency, benefited from the economic recovery and the ongoing trend toward outsourcing--especially in Europe, where stiff labor laws lead to a greater need for temporary employment. Phillips, a well-diversified consumer and capital goods manufacturer, was well placed to make gains when consumer purchases turned up and semiconductor demand increased. Our underweighted position in utilities relative to the MSCI Europe Index turned out to be beneficial but lagged the recovery. Not only are utilities with long-term growth potential difficult to find, but because they performed reasonably well during the bear market they were not attractive from a valuation perspective.

  TOP 10 HOLDINGS

  GlaxoSmithKline PLC                              4.0%
  Novartis A.G. (Registered Shares)                3.7
  Nokia OYJ                                        3.6
  UBS A.G. (Registered Shares)                     3.6
  Vodafone Group PLC                               3.4
  Shell Transport & Trading Co. PLC                3.3
  Total S.A.                                       3.2
  Royal Bank of Scotland Group PLC                 2.6
  BNP Paribas S.A.                                 2.6
  Koninklijke (Royal) Phillips Electronics NV      2.6

  TOP FIVE COUNTRIES

  United Kingdom                                  37.4%
  France                                          14.9
  Netherlands                                     11.7
  Switzerland                                     10.1
  Germany                                          9.3

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES ISSUED BY COMPANIES LOCATED IN EUROPEAN COUNTRIES.

2. THE PRINCIPAL COUNTRIES IN WHICH THE FUND INVESTS ARE FRANCE, THE UNITED KINGDOM, GERMANY, THE NETHERLANDS, SPAIN, SWEDEN, SWITZERLAND AND ITALY.

3. THE FUND INVESTS PRINCIPALLY IN COMMON STOCKS AND OTHER EQUITY SECURITIES BUT MAY ALSO INVEST WITHOUT LIMITATION IN FIXED-INCOME SECURITIES (INCLUDING ZERO-COUPON SECURITIES) ISSUED OR GUARANTEED BY EUROPEAN GOVERNMENTS.

4. THE FUND GENERALLY INVESTS IN COMPANIES ITS MANAGEMENT BELIEVES TO HAVE A HIGH RATE OF EARNINGS GROWTH POTENTIAL. THE MANAGEMENT ATTEMPTS TO SELECT SECURITIES THAT IN THEIR VIEW POSSESS ATTRACTIVE PRICE/EARNINGS, PRICE/CASH FLOW AND PRICE/REVENUE RATIOS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                       FUND@@      MSCI EUROPE(1)    LIPPER(2)
October 31, 1993    $    10,000    $       10,000   $    10,000
October 31, 1994    $    11,561    $       11,124   $    11,178
October 31, 1995    $    13,507    $       12,594   $    12,209
October 31, 1996    $    16,515    $       14,794   $    14,411
October 31, 1997    $    19,719    $       18,638   $    17,704
October 31, 1998    $    22,810    $       22,935   $    20,418
October 31, 1999    $    26,424    $       25,807   $    23,845
October 31, 2000    $    29,079    $       26,050   $    27,573
October 31, 2001    $    22,775    $       20,098   $    20,362
October 31, 2002    $    19,788    $       17,309   $    17,761
October 31, 2003    $    22,760    $       21,491   $    22,134

ENDING VALUE

                 FUND@@     MSCI EUROPE(1)     LIPPER(2)
                --------   ---------------     --------
                $ 22,760      $ 21,491         $ 22,134

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2003

                                 CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+     CLASS D SHARES++
                                     07/28/97              06/01/90            07/28/97             07/28/97
SYMBOL                                     EUGAX                 EUGBX               EUGCX                EUGDX
1 YEAR                                     15.55%(3)             15.02%(3)           14.67%(3)            15.81%
                                            9.49(4)              10.02(4)            13.67(4)                 -
5 YEARS                                     0.68(3)              (0.04)(3)           (0.08)(3)             0.89
                                           (0.40)(4)             (0.31)(4)           (0.08)(4)                -
10 YEARS                                       -                  8.57(3)                -                    -
                                               -                  8.57(4)                -                    -
SINCE INCEPTION                             2.87(3)               8.21(3)             2.09(3)              3.27
                                            1.98(4)               8.21(4)             2.09(4)                 -

----------
Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EUROPE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN AUSTRIA, BELGIUM, DENMARK, FINLAND, FRANCE, GERMANY, ITALY, THE NETHERLANDS, NORWAY, SPAIN, SWEDEN, SWITZERLAND, IRELAND, PORTUGAL, AND THE UNITED KINGDOM. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER EUROPEAN REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER EUROPEAN REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

@@  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2003.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003

NUMBER OF
  SHARES                                                      VALUE
------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (98.6%)

             BELGIUM (0.0%)
             ELECTRONIC EQUIPMENT/INSTRUMENTS
     2,599   Agfa Gevaert NV                              $       64,206
                                                          --------------
             DENMARK (1.0%)
             PHARMACEUTICALS: MAJOR
   245,330   Novo Nordisk AS (Series B)                        8,782,241
                                                          --------------
             FINLAND (4.0%)
             INFORMATION TECHNOLOGY SERVICES
   115,727   TietoEnator Oyj                                   3,053,096
                                                          --------------
             TELECOMMUNICATION EQUIPMENT
 1,844,628   Nokia Oyj                                        31,183,862
                                                          --------------
             TOTAL FINLAND                                    34,236,958
                                                          --------------
             FRANCE (14.9%)
             ELECTRICAL PRODUCTS
   327,871   Schneider Electric S.A.                          19,101,760
                                                          --------------
             FOOD RETAIL
   216,679   Carrefour S.A.                                   11,322,482
                                                          --------------
             INTEGRATED OIL
   179,462   Total S.A.                                       27,763,538
                                                          --------------
             MAJOR BANKS
   423,661   BNP Paribas S.A.                                 22,157,860
   126,413   Societe Generale                                  9,346,812
                                                          --------------
                                                              31,504,672
                                                          --------------
             MAJOR TELECOMMUNICATIONS
   552,567   France Telecom S.A.*                             13,311,793
                                                          --------------
             MULTI-LINE INSURANCE
   868,576   AXA                                              16,381,977
                                                          --------------
             OILFIELD SERVICES/EQUIPMENT
    80,558   Technip S.A.                                      7,923,161
                                                          --------------
             TOTAL FRANCE                                    127,309,383
                                                          --------------
             GERMANY (9.3%)
             APPAREL/FOOTWEAR
   106,039   Adidas-Salomon AG                                 9,779,009
                                                          --------------
             ELECTRIC UTILITIES
   156,653   E. ON AG                                     $    7,881,323
                                                          --------------
             INDUSTRIAL CONGLOMERATES
   296,101   Siemens AG                                       19,871,871
                                                          --------------
             INVESTMENT BANKS/BROKERS
   234,915   Deutsche Boerse AG                               12,998,440
                                                          --------------
             MAJOR TELECOMMUNICATIONS
   852,120   Deutsche Telekom AG
               (Registered Shares)*                           13,360,138
                                                          --------------
             MOTOR VEHICLES
    11,235   Porsche AG (Pref.)                                5,492,768
                                                          --------------
             PACKAGED SOFTWARE
    68,422   SAP AG                                            9,908,263
                                                          --------------
             TOTAL GERMANY                                    79,291,812
                                                          --------------
             IRELAND (0.8%)
             MAJOR BANKS
   542,349   Bank of Ireland                                   6,652,052
                                                          --------------
             ITALY (3.9%)
             INTEGRATED OIL
   689,601   ENI SpA                                          10,899,824
                                                          --------------
             MAJOR BANKS
 2,534,353   Unicredito Italiano SpA                          12,433,799
                                                          --------------
             MAJOR TELECOMMUNICATIONS
 4,012,597   Telecom Italia SpA*                              10,423,481
                                                          --------------
             TOTAL ITALY                                      33,757,104
                                                          --------------
             NETHERLANDS (11.7%)
             FINANCIAL CONGLOMERATES
   335,723   ING Groep NV                                      6,937,986
               (Share Certificates)                       --------------

             FOOD: MAJOR DIVERSIFIED
   224,906   Unilever NV                                      13,004,130
               (Share Certificates)                       --------------

             INDUSTRIAL CONGLOMERATES
   815,967   Koninklijke (Royal) Philips                      21,894,964
               Electronics NV                             --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                      VALUE
------------------------------------------------------------------------
             INTEGRATED OIL
   482,150   Royal Dutch Petroleum Co.                    $   21,294,881
                                                          --------------
             LIFE/HEALTH INSURANCE
   686,661   Aegon NV                                          8,962,360
                                                          --------------
             MAJOR TELECOMMUNICATIONS
 1,669,726   Koninklijke (Royal) KPN NV*                      12,635,541
                                                          --------------
             SEMICONDUCTORS
   565,344   STMicroelectronics NV                            14,980,254
                                                          --------------
             TOTAL NETHERLANDS                                99,710,116
                                                          --------------
             NORWAY (0.6%)
             REGIONAL BANKS
   857,760   DnB Holding ASA                                   4,977,517
                                                          --------------
             SPAIN (2.8%)
             APPAREL/FOOTWEAR RETAIL
   205,416   Industria de Diseno Textil, S.A.                  4,223,695
                                                          --------------
             MAJOR BANKS
   786,918   Banco Bilbao Vizcaya Argentaria, S.A.             8,987,058
                                                          --------------
             MAJOR TELECOMMUNICATIONS
   879,645   Telefonica S.A.*                                 10,890,889
                                                          --------------
             TOTAL SPAIN                                      24,101,642
                                                          --------------
             SWEDEN (2.1%)
             INDUSTRIAL MACHINERY
   991,265   Assa Abloy AB (B Shares)                          9,719,769
                                                          --------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
   680,187   Securitas AB (B Shares)                           8,315,245
                                                          --------------
             TOTAL SWEDEN                                     18,035,014
                                                          --------------
             SWITZERLAND (10.1%)
             CHEMICALS: AGRICULTURAL
   138,317   Syngenta AG                                       7,373,403
                                                          --------------
             FINANCIAL CONGLOMERATES
   500,093   UBS AG (Registered Shares)                       30,552,545
                                                          --------------
             PERSONNEL SERVICES
   101,558   Adecco SA                                    $    5,958,644
                                                          --------------
             PHARMACEUTICALS: MAJOR
   826,111   Novartis AG (Registered Shares)                  31,328,453
   131,797   Roche Holdings AG                                10,850,521
                                                          --------------
                                                              42,178,974
                                                          --------------
             TOTAL SWITZERLAND                                86,063,566
                                                          --------------
             UNITED KINGDOM (37.4%)
             ADVERTISING/MARKETING SERVICES
   760,914   WPP Group PLC                                     7,234,251
 2,198,714   Yell Group PLC*                                  10,684,615
                                                          --------------
                                                              17,918,866
                                                          --------------
             BEVERAGES: ALCOHOLIC
   994,823   Diageo PLC                                       11,673,130
                                                          --------------
             BIOTECHNOLOGY
   485,865   Celltech Group PLC*                               3,776,040
                                                          --------------
             CABLE/SATELLITE TV
   633,514   British Sky Broadcasting                          6,865,062
               Group PLC*                                 --------------
             CHEMICALS: SPECIALTY
   669,051   BOC Group PLC                                     9,102,347
                                                          --------------
             DEPARTMENT STORES
 2,549,142   Marks & Spencer                                  12,419,886
               Group PLC                                  --------------
             ELECTRIC UTILITIES
 1,220,136   National Grid Transco PLC                         7,773,078
                                                          --------------
             FINANCIAL CONGLOMERATES
 1,893,853   Lloyds TSB Group PLC                             13,123,305
                                                          --------------
             FOOD RETAIL
 2,389,693   Tesco PLC                                         9,559,214
                                                          --------------
             INTEGRATED OIL
 1,335,450   BP PLC                                            9,248,242
 4,565,758   Shell Transport & Trading                        28,449,129
               Co. PLC                                    --------------
                                                              37,697,371
                                                          --------------
             INVESTMENT MANAGERS
   851,213   Amvescap PLC                                      6,723,542
                                                          --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                      VALUE
------------------------------------------------------------------------
             LIFE/HEALTH INSURANCE
 1,377,477   Prudential PLC                               $   10,664,643
                                                          --------------
             MAJOR BANKS
 1,497,757   Barclays PLC                                     12,603,931
 1,340,390   HSBC Holdings PLC                                20,085,503
   838,259   Royal Bank of Scotland
               Group PLC                                      22,411,381
                                                          --------------
                                                              55,100,815
                                                          --------------
             MEDICAL SPECIALTIES
 1,350,837   Smith & Nephew PLC                               10,709,988
                                                          --------------
             MISCELLANEOUS COMMERCIAL
               SERVICES
 3,220,970   Hays PLC                                          6,653,571
                                                          --------------
             PHARMACEUTICALS: MAJOR
 1,601,345   GlaxoSmithKline PLC                              34,217,835
                                                          --------------
             PUBLISHING: BOOKS/MAGAZINES
   635,524   EMAP PLC                                          8,613,934
 2,081,702   Reed Elsevier PLC                                16,143,299
                                                          --------------
                                                              24,757,233
                                                          --------------
             RESTAURANTS
 2,167,811   Compass Group PLC                                12,470,651
                                                          --------------
             WIRELESS TELECOMMUNICATIONS
13,763,287   Vodafone Group PLC                               28,838,697
                                                          --------------
             TOTAL UNITED KINGDOM                            320,045,274
                                                          --------------
             TOTAL COMMON AND
               PREFERRED STOCKS
               (COST $719,235,274)                           843,026,885
                                                          --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                     VALUE
------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (1.0%)
             REPURCHASE AGREEMENT
$    8,799   Joint repurchase agreement
               account 1.05% due
               11/03/03 (dated 10/31/03;
               proceeds $8,799,770) (a)
               (COST $8,799,000)                          $    8,799,000
                                                          --------------

TOTAL INVESTMENTS
  (COST $728,034,274) (b)                          99.6%     851,825,885
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                       0.4        3,386,718
                                                  -----   --------------
NET ASSETS                                        100.0%  $  855,212,603
                                                  =====   ==============

----------
  ADR  AMERICAN DEPOSITORY RECEIPT.
   *   NON-INCOME PRODUCING SECURITY.
  (a)  COLLATERIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $744,743,321. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $113,400,195 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,317,631, RESULTING IN NET UNREALIZED APPRECIATION OF $107,082,564.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2003:

   CONTRACTS     IN EXCHANGE   DELIVERY    UNREALIZED
  TO DELIVER         FOR         DATE     APPRECIATION
------------------------------------------------------
EUR     99,736   $   117,110   11/03/03    $   1,705
GBP  4,354,946   $ 7,425,619   11/03/03       51,824
                                           ---------
     Total unrealized appreciation         $  53,529
                                           =========

CURRENCY ABBREVIATIONS:

EUR    Euro.
GBP    British Pound.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

SUMMARY OF INVESTMENTS - OCTOBER 31, 2003

                                                                  PERCENT OF
INDUSTRY                                        VALUE             NET ASSETS
----------------------------------------------------------------------------
Advertising/Marketing Services             $    17,918,866            2.1%
Apparel/Footwear                                 9,779,009            1.1
Apparel/Footwear Retail                          4,223,695            0.5
Beverages: Alcoholic                            11,673,130            1.4
Biotechnology                                    3,776,040            0.4
Cable/Satellite TV                               6,865,062            0.8
Chemicals: Agricultural                          7,373,403            0.9
Chemicals: Specialty                             9,102,347            1.1
Department Stores                               12,419,886            1.5
Electric Utilities                              15,654,401            1.8
Electrical Products                             19,101,760            2.2
Electronic Equipment/Instruments                    64,206            0.0
Financial Conglomerates                         50,613,836            5.9
Food Retail                                     20,881,696            2.4
Food: Major Diversified                         13,004,130            1.5
Industrial Conglomerates                        41,766,835            4.9
Industrial Machinery                             9,719,769            1.1
Information Technology Services                  3,053,096            0.4
Integrated Oil                                  97,655,614           11.4
Investment Banks/Brokers                        12,998,440            1.5
Investment Managers                              6,723,542            0.8
Life/Health Insurance                           19,627,003            2.3
Major Banks                                    114,678,396           13.4
Major Telecommunications                   $    60,621,842            7.1%
Medical Specialties                             10,709,988            1.3
Miscellaneous Commercial Services               14,968,816            1.7
Motor Vehicles                                   5,492,768            0.6
Multi-Line Insurance                            16,381,977            1.9
Oilfield Services/Equipment                      7,923,161            0.9
Packaged Software                                9,908,263            1.2
Personnel Services                               5,958,644            0.7
Pharmaceuticals: Major                          85,179,050           10.0
Publishing: Books/Magazines                     24,757,233            2.9
Regional Banks                                   4,977,517            0.6
Repurchase Agreement                             8,799,000            1.0
Restaurants                                     12,470,651            1.5
Semiconductors                                  14,980,254            1.8
Telecommunication Equipment                     31,183,862            3.6
Wireless Telecommunications                     28,838,697            3.4
                                           ---------------           ----
                                           $   851,825,885           99.6%
                                           ===============           ====

                                                                  PERCENT OF
TYPE OF INVESTMENT                              VALUE             NET ASSETS
----------------------------------------------------------------------------
Common Stocks                              $   837,534,117           98.0%
Preferred Stocks                                 5,492,768            0.6
Short-Term Investment                            8,799,000            1.0
                                           ---------------           ----
                                           $   851,825,885           99.6%
                                           ===============           ====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
Investments in securities, at value (cost $728,034,274)          $   851,825,885
Unrealized appreciation on open forward foreign
  currency contracts                                                      53,529
Cash (including $995,969 in foreign currency)                          1,123,901

Receivable for:
  Investments sold                                                     8,738,667
  Foreign withholding taxes reclaimed                                    899,700
  Dividends                                                              744,494
  Capital stock sold                                                     245,853
Prepaid expenses and other assets                                         64,261
Receivable from affiliate                                                524,116
                                                                 ---------------
    TOTAL ASSETS                                                     864,220,406
                                                                 ---------------
LIABILITIES:
Payable for:
  Investments purchased                                                6,532,863
  Capital stock redeemed                                                 882,900
  Distribution fee                                                       684,530
  Investment management fee                                              679,806
Accrued expenses and other payables                                      227,704
                                                                 ---------------
    TOTAL LIABILITIES                                                  9,007,803
                                                                 ---------------
    NET ASSETS                                                   $   855,212,603
                                                                 ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                  $ 1,064,685,583
Accumulated net unrealized appreciation                              123,881,666
Accumulated undistributed net investment income                        3,010,119
Accumulated net realized loss                                       (336,364,765)
                                                                 ---------------
    NET ASSETS                                                   $   855,212,603
                                                                 ===============
CLASS A SHARES:
Net Assets                                                       $    16,612,472
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)            1,248,965
    NET ASSET VALUE PER SHARE                                    $         13.30
                                                                 ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)              $         14.04
                                                                 ===============
CLASS B SHARES:
Net Assets                                                       $   777,564,664
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)           60,809,910
    NET ASSET VALUE PER SHARE                                    $         12.79
                                                                 ===============
CLASS C SHARES:
Net Assets                                                       $    18,581,287
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)            1,458,613
    NET ASSET VALUE PER SHARE                                    $         12.74
                                                                 ===============
CLASS D SHARES:
Net Assets                                                       $    42,454,180
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)            3,098,367
    NET ASSET VALUE PER SHARE                                    $         13.70
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT INCOME:
INCOME
Dividends (net of $2,800,984 foreign withholding tax)            $    19,234,742
Interest                                                                 200,667
                                                                 ---------------
    TOTAL INCOME                                                      19,435,409
                                                                 ---------------

EXPENSES
Investment management fee                                              8,059,991
Distribution fee (Class A shares)                                         53,007
Distribution fee (Class B shares)                                      7,848,617
Distribution fee (Class C shares)                                        187,900
Transfer agent fees and expenses                                       1,747,338
Custodian fees                                                           281,566
Shareholder reports and notices                                          132,362
Professional fees                                                         67,697
Registration fees                                                         56,523
Directors' fees and expenses                                              21,873
Other                                                                     22,585
                                                                 ---------------
    TOTAL EXPENSES                                                    18,479,459
Less: distribution fee rebate (Class B shares)                        (1,989,012)
                                                                 ---------------
    NET EXPENSES                                                      16,490,447
                                                                 ---------------
    NET INVESTMENT INCOME                                              2,944,962
                                                                 ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                        (35,188,229)
  Foreign exchange transactions                                          122,651
                                                                 ---------------
    NET REALIZED LOSS                                                (35,065,578)
                                                                 ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                        152,261,378
  Translation of forward foreign currency contracts, other
    assets and liabilities denominated in foreign currencies            (207,330)
                                                                 ---------------
    NET APPRECIATION                                                 152,054,048
                                                                 ---------------
    NET GAIN                                                         116,988,470
                                                                 ---------------
NET INCREASE                                                     $   119,933,432
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR       FOR THE YEAR
                                                                               ENDED             ENDED
                                                                         OCTOBER 31, 2003   OCTOBER 31, 2002
                                                                         ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                             $      2,944,962   $     (3,884,292)
Net realized loss                                                             (35,065,578)      (105,304,885)
Net change in unrealized appreciation (depreciation)                          152,054,048        (35,632,902)
                                                                         ----------------   ----------------
    NET INCREASE (DECREASE)                                                   119,933,432       (144,822,079)
                                                                         ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                         --           (384,980)
Class B shares                                                                         --         (8,390,397)
Class C shares                                                                         --           (190,827)
Class D shares                                                                         --           (949,255)
                                                                         ----------------   ----------------
    TOTAL DIVIDENDS                                                                    --         (9,915,459)
                                                                         ----------------   ----------------

Net decrease from capital stock transactions                                 (213,539,916)      (333,059,661)
                                                                         ----------------   ----------------

    NET DECREASE                                                              (93,606,484)      (487,797,199)

NET ASSETS:
Beginning of period                                                           948,819,087      1,436,616,286
                                                                         ----------------   ----------------
END OF PERIOD
  (INCLUDING AN ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME
  OF $3,010,119 AND A NET INVESTMENT LOSS OF $57,494, RESPECTIVELY)      $    855,212,603   $    948,819,087
                                                                         ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% to the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.85% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.825% to the portion of daily net assets in excess of $3 billion.

Effective August 11, 2003, the Investment Manager entered into a new Sub-Advisory Agreement with the Sub-Advisor, thereby replacing the previous Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Former Sub- Advisor"). Under both the current and the former Sub-Advisory Agreements, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid the Sub-Advisor compensation of $716,939 for the period August 11, 2003 through October 31, 2003 and paid the Former Sub-Advisor compensation of $2,507,058 for the period November 1, 2002 through August 10, 2003.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of October 31, 2003.

For the year ended October 31, 2003, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $1,989,012. Included in the Statement of Assets and Liabilities is a receivable from affiliate which represents distribution fee rebates due to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for year ended October 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $124,687, $667,531 and $2,810, respectively and received $15,526 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 aggregated $750,872,498 and $956,895,221, respectively.

At October 31, 2003, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Sub-Advisor and Distributor, owned 2,539,146 Class D shares of capital stock of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $14,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $7,007. At October 31, 2003, the Fund had an accrued pension liability of $59,363 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment, temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                          FOR THE YEAR      FOR THE YEAR
                                                              ENDED             ENDED
                                                        OCTOBER 31, 2003  OCTOBER 31, 2002
                                                        ----------------  ----------------
Ordinary income                                                       --  $      9,915,402

As of October 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                           $      3,214,003
Undistributed long-term gains                                         --
                                                        ----------------
Net accumulated earnings                                       3,214,003
Foreign tax credit pass-through                                2,709,992
Capital loss carryforward*                                  (319,655,718)
Temporary differences                                         (2,860,347)
Net unrealized appreciation                                  107,119,090
                                                        ----------------
Total accumulated losses                                $   (209,472,980)
                                                        ================

----------
* As of October 31, 2003, the Fund had a net capital loss carryforward of $319,655,718 of which $162,858,416 will expire on October 31, 2009, $102,923,112 will expire on October 31, 2010 and $53,874,190 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and foreign tax credit pass-through and permanent book/tax differences attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $122,651.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                  FOR THE YEAR                      FOR THE YEAR
                                                      ENDED                             ENDED
                                                 OCTOBER 31, 2003                   OCTOBER 31, 2002
                                         -------------------------------   -------------------------------
                                             SHARES           AMOUNT           SHARES           AMOUNT
                                         --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                                         20,595,524   $  240,024,811        9,833,843   $  121,583,658
Reinvestment of dividends                            --               --           25,008          345,855
Redeemed                                    (20,936,181)    (248,059,299)      (9,961,813)    (125,116,664)
                                         --------------   --------------   --------------   --------------
Net decrease -- Class A                        (340,657)      (8,034,488)        (102,962)      (3,187,151)
                                         --------------   --------------   --------------   --------------

CLASS B SHARES
Sold                                          2,602,222       28,926,477        7,792,547       98,323,416
Reinvestment of dividends                            --               --          568,379        7,650,380
Redeemed                                    (20,026,785)    (225,759,996)     (33,838,980)    (426,664,386)
                                         --------------   --------------   --------------   --------------
Net decrease -- Class B                     (17,424,563)    (196,833,519)     (25,478,054)    (320,690,590)
                                         --------------   --------------   --------------   --------------

CLASS C SHARES
Sold                                            818,242        9,094,822        2,512,493       31,290,984
Reinvestment of dividends                            --               --           13,268          178,189
Redeemed                                     (1,239,678)     (13,947,336)      (2,907,554)     (36,516,640)
                                         --------------   --------------   --------------   --------------
Net decrease -- Class C                        (421,436)      (4,852,514)        (381,793)      (5,047,467)
                                         --------------   --------------   --------------   --------------

CLASS D SHARES
Sold                                          4,540,208       51,606,931        4,390,707       52,522,878
Reinvestment of dividends                            --               --            7,170          101,747
Redeemed                                     (4,799,575)     (55,426,326)      (4,647,865)     (56,759,078)
                                         --------------   --------------   --------------   --------------
Net decrease -- Class D                        (259,367)      (3,819,395)        (249,988)      (4,134,453)
                                         --------------   --------------   --------------   --------------
Net decrease in Fund                        (18,446,023)  $ (213,539,916)     (26,212,797)  $ (333,059,661)
                                         ==============   ==============   ==============   ==============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2003, there were outstanding forward contracts.

At October 31, 2003, investments in securities of issuers in the United Kingdom represented 37.4% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY EUROPEAN GROWTH FUND INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                               FOR THE YEAR ENDED OCTOBER 31
                                                   ------------------------------------------------------
                                                     2003         2002       2001       2000       1999
                                                   --------     --------   --------   --------   --------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  11.51     $  13.35   $  20.17   $  20.70   $  19.45
                                                   --------     --------   --------   --------   --------
Income (loss) from investment operations:
  Net investment income@@                              0.12         0.06       0.07       0.05       0.10
  Net realized and unrealized gain (loss)              1.67        (1.67)     (3.71)      2.34       3.03
                                                   --------     --------   --------   --------   --------
Total income (loss) from investment operations         1.79        (1.61)     (3.64)      2.39       3.13
                                                   --------     --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                   -        (0.23)         -          -          -
  Net realized gain                                       -            -      (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Total dividends and distributions                         -        (0.23)     (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Net asset value, end of period                     $  13.30     $  11.51   $  13.35   $  20.17   $  20.70
                                                   ========     ========   ========   ========   ========
TOTAL RETURN+                                         15.55%      (12.41)%   (21.07)%    10.92%     16.75%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.45%        1.38%      1.27%      1.29%      1.36%
Net investment income                                  0.79%        0.41%      0.43%      0.23%      0.44%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $ 16,612     $ 18,294   $ 22,604   $ 53,012   $ 26,600
Portfolio turnover rate                                  89%          51%        86%        71%        56%

----------
 @@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED OCTOBER 31
                                                   ------------------------------------------------------
                                                     2003         2002       2001       2000       1999
                                                   --------     --------   --------   --------   --------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  11.12     $  12.88   $  19.70   $  20.41   $  19.34
                                                   --------     --------   --------   --------   --------
Income (loss) from for investment operations:
  Net investment income (loss)@@                       0.03        (0.05)     (0.06)     (0.11)     (0.07)
  Net realized and unrealized gain (loss)              1.64        (1.62)     (3.58)      2.32       3.02
                                                   --------     --------   --------   --------   --------
Total income (loss) from investment operations         1.67        (1.67)     (3.64)      2.21       2.95
                                                   --------     --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                   -        (0.09)         -          -          -
  Net realized gain                                       -            -      (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Total dividends and distributions                         -        (0.09)     (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Net asset value, end of period                     $  12.79     $  11.12   $  12.88   $  19.70   $  20.41
                                                   ========     ========   ========   ========   ========
TOTAL RETURN+                                         15.02%      (13.11)%   (21.68)%    10.05%     15.84%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.94%(2)     2.15%      2.10%      2.05%      2.13%
Net investment income (loss)                           0.30%(2)    (0.36)%    (0.40)%    (0.53)%    (0.33)%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions             $    778     $    870   $  1,335   $  2,206   $  2,090
Portfolio turnover rate                                  89%          51%        86%        71%        56%

----------
@@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENTS INCOME RATIOS WOULD HAVE BEEN 2.20% AND 0.04%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED OCTOBER 31
                                                   ------------------------------------------------------
                                                     2003         2002       2001       2000       1999
                                                   --------     --------   --------   --------   --------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  11.11     $  12.85   $  19.67   $  20.38   $  19.31
                                                   --------     --------   --------   --------   --------
Income (loss) from investment operations:
  Net investment income (loss)@@                       0.00        (0.04)     (0.06)     (0.11)     (0.05)
  Net realized and unrealized gain (loss)              1.63        (1.61)     (3.58)      2.32       3.00
                                                   --------     --------   --------   --------   --------
Total income (loss) from investment operations         1.63        (1.65)     (3.64)      2.21       2.95
                                                   --------     --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                   -        (0.09)         -          -          -
  Net realized gain                                       -            -      (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Total dividends and distributions                         -        (0.09)     (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Net asset value, end of period                     $  12.74     $  11.11   $  12.85   $  19.67   $  20.38
                                                   ========     ========   ========   ========   ========
TOTAL RETURN+                                         14.67%      (12.98)%   (21.76)%    10.11%     15.87%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               2.20%        2.08%      2.10%      2.05%      2.13%
Net investment income (loss)                           0.04%       (0.29)%    (0.40)%    (0.53)%    (0.33)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $ 18,581     $ 20,881   $ 29,075   $ 46,886   $ 31,211
Portfolio turnover rate                                  89%          51%        86%        71%        56%

----------
 @@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               FOR THE YEAR ENDED OCTOBER 31
                                                   ------------------------------------------------------
                                                     2003         2002       2001       2000       1999
                                                   --------     --------   --------   --------   --------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period               $  11.83     $  13.73   $  20.61   $  21.05   $  19.72
                                                   --------     --------   --------   --------   --------
Income (loss) from investment operations:
  Net investment income@@                              0.13         0.09       0.10       0.12       0.13
  Net realized and unrealized gain (loss)              1.74        (1.72)     (3.80)      2.36       3.08
                                                   --------     --------   --------   --------   --------
Total income (loss) from investment operations         1.87        (1.63)     (3.70)      2.48       3.21
                                                   --------     --------   --------   --------   --------
Less dividends and distributions from:
  Net investment income                                   -        (0.27)         -          -          -
  Net realized gain                                       -            -      (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Total dividends and distributions                         -        (0.27)     (3.18)     (2.92)     (1.88)
                                                   --------     --------   --------   --------   --------
Net asset value, end of period                     $  13.70     $  11.83   $  13.73   $  20.61   $  21.05
                                                   ========     ========   ========   ========   ========
TOTAL RETURN+                                         15.81%      (12.20)%   (20.95)%    11.19%     16.93%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.20%        1.15%      1.10%      1.05%      1.13%
Net investment income                                  1.04%        0.64%      0.60%      0.47%      0.67%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands            $ 42,454     $ 39,716   $ 49,539   $ 54,016   $  5,657
Portfolio turnover rate                                  89%          51%        86%        71%        56%

----------
 @@ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY EUROPEAN GROWTH FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley European Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley European Growth Fund Inc. as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 17, 2003

MORGAN STANLEY EUROPEAN GROWTH FUND INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTOR:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                             TERM OF                                               IN FUND
                              POSITION(S)   OFFICE AND                                             COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S) DURING        OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTOR      REGISTRANT   TIME SERVED*              PAST 5 YEARS**             BY DIRECTOR***    HELD BY DIRECTOR
----------------------------  -----------  ------------  -------------------------------------  --------------  -------------------
Michael Bozic (62)            Director     Since         Retired; Director or Trustee of        211             Director of Weirton
c/o Mayer, Brown, Rowe & Maw               April 1994    the Retail Funds and TCW/DW Term                       Steel Corporation.
 LLP                                                     Trust 2003 (since April 1994) and
Counsel to the Independent                               the Institutional Funds (since
Directors                                                July 2003); formerly Vice Chairman
1675 Broadway                                            of Kmart Corporation (December
New York, NY                                             1998-October 2000), Chairman and
                                                         Chief Executive Officer of Levitz
                                                         Furniture Corporation (November
                                                         1995-November 1998) and President
                                                         and Chief Executive Officer of
                                                         Hills Department Stores (May 1991-
                                                         July 1995); formerly variously
                                                         Chairman, Chief Executive Officer,
                                                         President and Chief Operating
                                                         Officer (1987-1991) of the Sears
                                                         Merchandise Group of Sears,
                                                         Roebuck & Co.

Edwin J. Garn (71)            Director     Since         Director or Trustee of the Retail      211             Director of
c/o Summit Ventures LLC                    January 1993  Funds and TCW/DW Term Trust 2003                       Franklin Covey
1 Utah Center                                            (since January 1993) and the                           (time management
201 S. Main Street                                       Institutional Funds (since July                        systems), BMW Bank
Salt Lake City, UT                                       2003); member of the Utah Regional                     of North America,
                                                         Advisory Board of Pacific Corp.;                       Inc. (industrial
                                                         formerly United States Senator                         loan corporation),
                                                         (R-Utah) (1974-1992) and Chairman,                     United Space
                                                         Senate Banking Committee                               Alliance (joint
                                                         (1980-1986), Mayor of Salt Lake                        venture between
                                                         City, Utah (1971-1974), Astronaut,                     Lockheed Martin and
                                                         Space Shuttle Discovery (April                         the Boeing Company)
                                                         12-19, 1985), and Vice Chairman,                       and Nuskin Asia
                                                         Huntsman Corporation (chemical                         Pacific (multilevel
                                                         company).                                              marketing); member
                                                                                                                of the board of
                                                                                                                various civic and
                                                                                                                charitable
                                                                                                                organizations.

Wayne E. Hedien (69)          Director     Since         Retired; Director or Trustee of        211             Director of The PMI
c/o Mayer, Brown, Rowe & Maw               September     the Retail Funds and TCW/DW Term                       Group Inc. (private
 LLP                                       1997          Trust 2003; (Since September 1997)                     Mortgage Insurance);
Counsel to the Independent                               and the Institutional Funds (since                     Trustee and Vice
 Directors                                               July 2003); formerly associated                        Chairman of The
1675 Broadway                                            with the Allstate Companies                            Field Museum of
New York, NY                                             (1966-1994), most recently as                          Natural History;
                                                         Chairman of The Allstate                               director of various
                                                         Corporation (March 1993-December                       other business and
                                                         1994) and Chairman and Chief                           charitable
                                                         Executive Officer of its wholly-                       organizations.
                                                         owned subsidiary, Allstate
                                                         Insurance Company (July
                                                         1989-December 1994).

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                             TERM OF                                               IN FUND
                              POSITION(S)   OFFICE AND                                             COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S) DURING        OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTOR      REGISTRANT   TIME SERVED*              PAST 5 YEARS**             BY DIRECTOR***    HELD BY DIRECTOR
----------------------------  -----------  ------------  -------------------------------------  --------------  -------------------
Dr.Manuel H. Johnson (54)     Director     Since         Chairman of the Audit Committee        211             Director of NVR,
c/o Johnson Smick                          July 1991     and Director or Trustee of the                         Inc. (home
International, Inc.                                      Retail Funds and TCW/DW Term Trust                     construction);
2099 Pennsylvania Avenue,                                2003 (since July 1991) and the                         Chairman and
 N.W.                                                    Institutional Funds (since July                        Trustee of the
Suite 950                                                2003); Senior Partner, Johnson                         Financial
Washington, D.C.                                         Smick International, Inc., a                           Accounting
                                                         consulting firm; Co-Chairman and a                     Foundation
                                                         founder of the Group of Seven                          (oversight
                                                         Council (G7C), an international                        organization of the
                                                         economic commission; formerly Vice                     Financial
                                                         Chairman of the Board of Governors                     Accounting
                                                         of the Federal Reserve System and                      Standards Board);
                                                         Assistant Secretary of the U.S.                        Director of RBS
                                                         Treasury.                                              Greenwich Capital
                                                                                                                Holdings (financial
                                                                                                                holding company).

Joseph J. Kearns (61)         Director     Since         Deputy Chairman of the Audit           212             Director of Electro
PMB754                                     July 2003     Committee and Director or Trustee                      Rent Corporation
23852 Pacific Coast Highway                              of the Retail Funds and TCW/DW                         (equipment leasing),
Malibu, CA                                               Term Trust 2003 (since July 2003)                      The Ford Family
                                                         and the Institutional Funds (since                     Foundation, and the
                                                         August 1994); previously Chairman                      UCLA Foundation.
                                                         of the Audit Committee of the
                                                         Institutional Funds (October
                                                         2001-July 2003); President,
                                                         Kearns & Associates LLC (investment
                                                         consulting); formerly CFO of the
                                                         J. Paul Getty Trust.

Michael E. Nugent (67)        Director     Since         Chairman of the Insurance              211             Director of various
c/o Triumph Capital, L.P.                  July 1991     Committee and Director or Trustee                      business
445 Park Avenue                                          of the Retail Funds and TCW/DW                         organizations.
New York, NY                                             Term Trust 2003 (since July 1991)
                                                         and the Institutional Funds (since
                                                         July 2001); General Partner of
                                                         Triumph Capital, L.P., a private
                                                         investment partnership; formerly
                                                         Vice President, Bankers Trust
                                                         Company and BT Capital Corporation
                                                         (1984-1988).

Fergus Reid (71)              Director     Since         Chairman of the Governance             212             Trustee and
85 Charles Colman Blvd.                    July 2003     Committee and Director or Trustee                      Director of certain
Pawling, NY                                              of the Retail Funds and TCW/DW                         investment
                                                         Term Trust 2003 (since July 2003)                      companies in the
                                                         and the Institutional Funds (since                     JPMorgan Funds
                                                         June 1992); Chairman of Lumelite                       complex managed by
                                                         Plastics Corporation.                                  JP Morgan
                                                                                                                Investment
                                                                                                                Management Inc.

INTERESTED DIRECTOR:

                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                             TERM OF                                               IN FUND
                              POSITION(S)   OFFICE AND                                             COMPLEX
  NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF       PRINCIPAL OCCUPATION(S) DURING        OVERSEEN      OTHER DIRECTORSHIPS
    INDEPENDENT DIRECTOR      REGISTRANT   TIME SERVED*              PAST 5 YEARS**             BY DIRECTOR***    HELD BY DIRECTOR
----------------------------  -----------  ------------  -------------------------------------  --------------  -------------------
Charles A. Fiumefreddo (70)   Chairman     Since         Chairman and Director or Trustee       211             None
c/o Morgan Stanley Trust      of the       July 1991     of the Retail Funds and TCW/DW
Harborside Financial Center,  Board and                  Term Trust 2003 (since July 1991)
Plaza Two,                    Director                   and the Institutional Funds (since
Jersey City, NJ                                          July 2003); formerly Chief
                                                         Executive Officer of the Retail
                                                         Funds and the TCW/DW Term Trust
                                                         2003 (until September 2002).

James F. Higgins (55)         Director     Since         Director or Trustee of the Retail      211             Director of AXA
c/o Morgan Stanley Trust                   June 2000     Funds and TCW/DW Term Trust 2003                       Financial, Inc. and
Harborside Financial Center,                             (since June 2000) and the                              The Equitable Life
Plaza Two,                                               Institutional Funds (since July                        Assurance Society
Jersey City, NJ                                          2003); Senior Advisor of Morgan                        of the United
                                                         Stanley (since August 2000);                           States (financial
                                                         Director of the Distributor and                        services).
                                                         Dean Witter Realty Inc.;
                                                         previously President and Chief
                                                         Operating Officer of the Private
                                                         Client Group of Morgan Stanley
                                                         (May 1999-August 2000), and
                                                         President and Chief Operating
                                                         Officer of Individual Securities
                                                         of Morgan Stanley (February
                                                         1997-May 1999).

Philip J. Purcell (60)        Director     Since         Director or Trustee of the Retail      211             Director of
1585 Broadway                              April 1994    Funds and TCW/DW Term Trust 2003                       American Airlines,
New York, NY                                             (since April 1994) and the                             Inc. and its parent
                                                         Institutional Funds (since July                        company, AMR
                                                         2003); Chairman of the Board of                        Corporation.
                                                         Directors and Chief Executive
                                                         Officer of Morgan Stanley and
                                                         Morgan Stanley DW Inc.; Director
                                                         of the Distributor; Chairman of
                                                         the Board of Directors and Chief
                                                         Executive Officer of Novus Credit
                                                         Services Inc.; Director and/or
                                                         officer of various Morgan Stanley
                                                         subsidiaries.

----------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS
    DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                       TERM OF
                                POSITION(S)           OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH             LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT          TIME SERVED*             PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS**
----------------------------  -----------------  --------------------  ------------------------------------------------------------
Mitchell M. Merin (50)        President          Since May 1999        President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc.; President, Director and Chief
New York, NY                                                           Executive Officer of the Investment Manager and Morgan
                                                                       Stanley Services; Chairman, Chief Executive Officer and
                                                                       Director of the Distributor; Chairman and Director of the
                                                                       Transfer Agent; Director of various Morgan Stanley
                                                                       subsidiaries; President Morgan Stanley Investments LP (since
                                                                       February 2003); President of the Institutional Funds (since
                                                                       July 2003) and President of the Retail Funds and TCW/DW Term
                                                                       Trust 2003 (since May 1999); Trustee (since July 2003) and
                                                                       President (since December 2002) of the Van Kampen Closed-End
                                                                       Funds; Trustee (since May 1999) and President (since October
                                                                       2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Executive Vice     Since April 2003      Chief Global Operations Officer and Managing Director of
1221 Avenue of the Americas   President and                            Morgan Stanley Investment Management Inc.; Managing Director
New York, NY                  Principal                                of Morgan Stanley & Co. Incorporated; Managing Director of
                              Executive Officer                        Morgan Stanley; Managing Director, Chief Administrative
                                                                       Officer and Director of the Investment Manager and Morgan
                                                                       Stanley Services; Chief Executive Officer and Director of
                                                                       the Transfer Agent; Executive Vice President and Principal
                                                                       Executive Officer of the Institutional Funds (since July
                                                                       2003); and the TCW/DW Term Trust 2003 (since April 2003);
                                                                       previously President of the Institutional Funds (March
                                                                       2001-July 2003) and Director of the Institutional Funds
                                                                       (March 2001-July 2003).

Barry Fink (48)               Vice President     Since February 1997   General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas   and General                              (since December 2000) of Morgan Stanley Investment
New York, NY                  Counsel                                  Management; Managing Director (since December 2000),
                                                                       Secretary (since February 1997) and Director (since July
                                                                       1998) of the Investment Manager and Morgan Stanley Services;
                                                                       Assistant Secretary of Morgan Stanley DW; Chief Legal
                                                                       Officer of Morgan Stanley Investments LP (since July 2002);
                                                                       Vice President of the Institutional Funds (since July 2003);
                                                                       Vice President and Secretary of the Distributor; previously
                                                                       Secretary of the Retail Funds (February 1997-July 2003);
                                                                       previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                       1997-December 2001).

Joseph J. McAlinden (60)      Vice President     Since July 1995       Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                            Investment Manager, Morgan Stanley Investment Management
New York, NY                                                           Inc. and Morgan Stanley Investments LP; Director of the
                                                                       Transfer Agent, Chief Investment Officer of the Van Kampen
                                                                       Funds; Vice President of the Institutional Funds (since July
                                                                       2003) and the Retail Funds (since July 1995).

Stefanie V. Chang (36)        Vice President     Since July 2003       Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                                            Investment Management Inc. and Vice President of the
New York, NY                                                           Institutional Funds (since December 1997) and the Retail
                                                                       Funds (since July 2003); formerly practiced law with the
                                                                       New York law firm of Rogers & Wells (now Clifford Chance
                                                                       LLP).

                                                       TERM OF
                                POSITION(S)           OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH             LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT          TIME SERVED*             PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS**
----------------------------  -----------------  --------------------  ------------------------------------------------------------
Francis J. Smith (38)         Treasurer and      Treasurer since July  Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust      Chief Financial    2003 and Chief        Stanley Services (since December 2001); previously Vice
Harborside Financial Center,  Officer            Financial Officer     President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                       Since September 2002  previously Vice President of the Investment Manager and
Jersey City, NJ                                                        Morgan Stanley Services (August 2000-November 2001) and
                                                                       Senior Manager at PricewaterhouseCoopers LLP (January
                                                                       1998-August 2000).

Thomas F. Caloia (57)         Vice President     Since July 2003       Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                               Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                           Morgan Stanley Services; previously Treasurer of the Retail
Plaza Two,                                                             Funds (April 1989-July 2003); formerly First Vice President
Jersey City, NJ                                                        of the Investment Manager, the Distributor and Morgan
                                                                       Stanley Services.

Mary E. Mullin (36)           Secretary          Since July 2003       Vice President of Morgan Stanley & Co. Incorporated and
1221 Avenue of the Americas                                            Morgan Stanley Investment Management Inc.; Secretary of the
New York, NY                                                           Institutional Funds (since June 1999) and the Retail Funds
                                                                       (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps,
                                                                       Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER
    FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

MORGAN STANLEY EUROPEAN GROWTH FUND


ANNUAL REPORT
OCTOBER 31,2003

[MORGAN STANLEY LOGO]

37908RPT-00-13124L03-OP-12/03

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003